Document and Entity Information	Jun. 17, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Sorrento Therapeutics, Inc.
Entity Central Index Key	0000850261
Document Type	8-K
Document Period End Date	Jun. 17, 2019
Amendment Flag	false
Emerging Growth Company	false